April 13, 2018
ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE, SUITE 3800
MILWAUKEE, WISCONSIN  53202-5306
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www.foley.com

WRITER'S DIRECT LINE
414.297.5596
pfetzer@foley.com EMAIL

CLIENT/MATTER NUMBER
999700-0428

Via Edgar
Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Blue Lion / HomeStreet, Inc.

Ladies and Gentlemen:

On behalf of Ronald K. Tanemura, Charles W. Griege, Jr., Roaring Blue Lion, LLC, Roaring Blue Lion Capital Management, L.P., BLOF II, LP, Blue Lion Capital Master Fund, L.P., and Blue Lion Opportunity Master Fund, L.P. (the "Participants"), we are hereby transmitting for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), a preliminary proxy statement and form of proxy (under the cover page required by Rule 14a-6(m) and Schedule 14A of the Exchange Act) for use in conjunction with the 2018 annual meeting of HomeStreet, Inc. (the "Annual Meeting").  The Participants are effecting this filing by direct transmission to the EDGAR System.
The only substantive matters to be considered at the Annual Meeting, as provided in HomeStreet's preliminary proxy statement, are: (1) the election of Scott M. Boggs, Mark R. Patterson and Douglas I. Smith as Class I directors to serve until the 2021 annual meeting of shareholders, or until their respective successors are elected and qualified; (2) the approval on an advisory (non-binding) basis of the compensation of the Company's named executive officers; (3) the approval on an advisory (non-binding) basis of the frequency of future advisory (non-binding) shareholder votes on executive compensation; (4) the ratification on an advisory (non-binding) basis the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the year ending December 31, 2018; and (5) the transaction of such other business that may properly come before the Annual Meeting or any adjournment or postponement thereof.
Please call the undersigned at (414) 297‑5596 should you have any questions regarding this filings.
Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer
Enclosures

cc:           Charles W. Griege, Jr.
Phillip Goldberg